INITIAL PUBLIC OFFERING (FY) (Details) - $ / shares	Nov. 27, 2020	Jun. 30, 2022	Dec. 31, 2021
Class A Ordinary Stock [Member]
Proposed Public Offering [Abstract]
Number of securities to be called by each warrant (in shares)		32,360,000	32,360,000
Initial Public Offering [Member] | Public Shares [Member]
Proposed Public Offering [Abstract]
Units issued (in shares)	27,600,000
Unit price (in dollars per share)	$ 10.00
Initial Public Offering [Member] | Public Warrants [Member]
Proposed Public Offering [Abstract]
Number of securities to be called by each unit (in shares)			0.5
Warrants exercise price (in dollars per share)		$ 11.50	$ 11.50
Initial Public Offering [Member] | Class A Ordinary Stock [Member]
Proposed Public Offering [Abstract]
Number of securities to be called by each unit (in shares)		1	1
Number of securities to be called by each warrant (in shares)		1	1
Initial Public Offering [Member] | Class A Ordinary Stock [Member] | Public Warrants [Member]
Proposed Public Offering [Abstract]
Number of securities to be called by each unit (in shares)		0.5
Over-Allotment Option [Member] | Public Shares [Member]
Proposed Public Offering [Abstract]
Units issued (in shares)	3,600,000
Unit price (in dollars per share)	$ 10.00